Offerings	Apr. 24, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	67.795
Maximum Aggregate Offering Price	$ 779,642,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 119,363.27
Offering Note

(1)
Amount to be registered consists of (i) 11,500,000 shares of common stock of Global Payments Inc. (“Common Stock”) that may be offered or sold under the Global Payments Inc. 2025 Incentive Plan (the “2025 Plan”); (ii) 2,300,000 shares of Common Stock that may be offered or sold under Global Payments Inc. Employee Stock Purchase Plan, as Amended and Restated (the “ESPP” and together with the 2025 Plan, the “Plans”); and (iii) such additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the Plans.

(2)
Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on April 21, 2025, a date within five business days prior to the filing of this Registration Statement.

(3)	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued under the Plans as a result of stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	67.795
Maximum Aggregate Offering Price	$ 155,928,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,872.65
Offering Note

(1)
Amount to be registered consists of (i) 11,500,000 shares of common stock of Global Payments Inc. (“Common Stock”) that may be offered or sold under the Global Payments Inc. 2025 Incentive Plan (the “2025 Plan”); (ii) 2,300,000 shares of Common Stock that may be offered or sold under Global Payments Inc. Employee Stock Purchase Plan, as Amended and Restated (the “ESPP” and together with the 2025 Plan, the “Plans”); and (iii) such additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the Plans.

(2)
Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The New York Stock Exchange on April 21, 2025, a date within five business days prior to the filing of this Registration Statement.

(3)	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued under the Plans as a result of stock splits, stock dividends or similar transactions.